COLLATERALIZED TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Collateralized Financings [Abstract]
Schedule of fair values of client margin asset and security borrowings that were available to utilize as collateral

The following table summarizes the amounts related to collateralized transactions as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	US$	US$
Total client margin asset	5,955,470,924	11,763,340,261

Fulfillment of client margin financings	98,569,380	551,597,262
Fulfillment of client short sales	63,012,727	64,966,542
Securities lending to other brokers	1,251,062,827	1,579,905,163
Total collateral repledged	1,412,644,934	2,196,468,967